Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.72%
Aerospace & Defense–2.61%
Raytheon Technologies Corp.	130,457	$10,679,210
Agricultural & Farm Machinery–0.70%
Deere & Co.	8,638	2,884,142
Air Freight & Logistics–1.30%
United Parcel Service, Inc., Class B	33,057	5,340,028
Apparel Retail–0.61%
TJX Cos., Inc. (The)	40,376	2,508,157
Apparel, Accessories & Luxury Goods–0.43%
Columbia Sportswear Co.	26,236	1,765,683
Application Software–0.49%
Intuit, Inc.	5,228	2,024,909
Asset Management & Custody Banks–1.15%
State Street Corp.	77,263	4,698,363
Biotechnology–0.69%
AbbVie, Inc.	20,930	2,809,015
Brewers–0.52%
Heineken N.V. (Netherlands)	24,312	2,131,348
Building Products–1.13%
Trane Technologies PLC	31,876	4,615,964
Cable & Satellite–1.57%
Comcast Corp., Class A	218,974	6,422,507
Construction Machinery & Heavy Trucks–0.54%
Caterpillar, Inc.	13,491	2,213,603
Consumer Finance–1.20%
American Express Co.	36,505	4,924,890
Data Processing & Outsourced Services–1.72%
Visa, Inc., Class A(b)	39,663	7,046,132
Diversified Banks–4.26%
Bank of America Corp.	274,920	8,302,584
Wells Fargo & Co.	226,757	9,120,167
		17,422,751
Electric Utilities–3.26%
American Electric Power Co., Inc.	60,576	5,236,795
Entergy Corp.	61,416	6,180,292
Exelon Corp.	51,822	1,941,252
		13,358,339
Electrical Components & Equipment–0.72%
ABB Ltd. (Switzerland)	114,964	2,960,435
Electronic Manufacturing Services–1.19%
TE Connectivity Ltd. (Switzerland)	44,222	4,880,340
Financial Exchanges & Data–1.28%
S&P Global, Inc.	17,180	5,245,913
Shares		Value
General Merchandise Stores–1.61%
Target Corp.	44,387	$6,586,587
Health Care Equipment–4.20%
Becton, Dickinson and Co.	28,744	6,405,025
Medtronic PLC	85,240	6,883,130
Stryker Corp.(b)	19,216	3,892,009
		17,180,164
Health Care Services–2.48%
CVS Health Corp.	106,402	10,147,559
Home Improvement Retail–1.19%
Lowe’s Cos., Inc.	25,866	4,857,893
Hypermarkets & Super Centers–2.34%
Walmart, Inc.	73,829	9,575,621
Industrial Machinery–1.48%
Parker-Hannifin Corp.	21,147	5,124,129
Pentair PLC	22,992	934,165
		6,058,294
Integrated Oil & Gas–6.03%
Chevron Corp.	108,735	15,621,958
Exxon Mobil Corp.	103,981	9,078,581
		24,700,539
Integrated Telecommunication Services–2.78%
AT&T, Inc.	132,442	2,031,660
Deutsche Telekom AG (Germany)	234,586	4,021,291
Verizon Communications, Inc.	140,735	5,343,708
		11,396,659
Investment Banking & Brokerage–3.04%
Charles Schwab Corp. (The)	116,688	8,386,366
Morgan Stanley	51,575	4,074,941
		12,461,307
IT Consulting & Other Services–1.02%
Cognizant Technology Solutions Corp., Class A	72,627	4,171,695
Life Sciences Tools & Services–1.50%
Thermo Fisher Scientific, Inc.	12,099	6,136,492
Managed Health Care–3.82%
Elevance Health, Inc.	14,411	6,546,052
UnitedHealth Group, Inc.	17,993	9,087,185
		15,633,237
Movies & Entertainment–0.82%
Walt Disney Co. (The)(c)	35,495	3,348,243
Multi-line Insurance–1.71%
Hartford Financial Services Group, Inc. (The)	113,256	7,015,077
Multi-Utilities–2.88%
Dominion Energy, Inc.	85,699	5,922,658

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Shares		Value
Multi-Utilities–(continued)
Public Service Enterprise Group, Inc.	104,643	$5,884,076
		11,806,734
Oil & Gas Exploration & Production–4.06%
ConocoPhillips	109,647	11,221,274
Pioneer Natural Resources Co.	24,994	5,411,951
		16,633,225
Packaged Foods & Meats–3.25%
Kraft Heinz Co. (The)	248,890	8,300,481
Nestle S.A.	46,134	4,995,372
		13,295,853
Paper Packaging–0.52%
Avery Dennison Corp.	13,011	2,116,890
Personal Products–0.90%
L’Oreal S.A. (France)	11,625	3,701,608
Pharmaceuticals–8.74%
Bristol-Myers Squibb Co.	72,541	5,156,940
Eli Lilly and Co.	13,725	4,437,979
Johnson & Johnson	96,487	15,762,116
Merck & Co., Inc.	121,191	10,436,969
		35,794,004
Property & Casualty Insurance–1.76%
Travelers Cos., Inc. (The)	46,923	7,188,604
Regional Banks–4.75%
Comerica, Inc.	55,789	3,966,598
Cullen/Frost Bankers, Inc.	18,881	2,496,446
Fifth Third Bancorp(b)	91,067	2,910,501
M&T Bank Corp.(b)	37,055	6,533,538
Zions Bancorporation N.A.	69,261	3,522,614
		19,429,697
Research & Consulting Services–0.98%
Booz Allen Hamilton Holding Corp.	43,418	4,009,652
Restaurants–2.56%
McDonald’s Corp.	26,545	6,124,993
Starbucks Corp.	51,521	4,341,160
		10,466,153
Semiconductor Equipment–0.57%
Lam Research Corp.	6,380	2,335,080
Shares		Value
Semiconductors–1.71%
Analog Devices, Inc.	23,837	$3,321,448
Broadcom, Inc.	8,334	3,700,379
		7,021,827
Soft Drinks–1.62%
Coca-Cola Co. (The)	118,410	6,633,328
Specialized REITs–2.04%
Crown Castle, Inc.	37,191	5,375,959
Weyerhaeuser Co.	104,121	2,973,696
		8,349,655
Specialty Chemicals–0.91%
DuPont de Nemours, Inc.	73,588	3,708,835
Systems Software–2.08%
Microsoft Corp.	36,522	8,505,974
Total Common Stocks & Other Equity Interests (Cost $367,944,507)		404,198,215
Money Market Funds–0.98%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	840,532	840,532
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	2,219,344	2,219,788
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	960,609	960,609
Total Money Market Funds (Cost $4,019,873)		4,020,929
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $371,964,380)		408,219,144
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.47%
Invesco Private Government Fund, 3.01%(d)(e)(f)	5,026,090	5,026,090
Invesco Private Prime Fund, 3.11%(d)(e)(f)	13,273,813	13,273,813
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,300,221)		18,299,903
TOTAL INVESTMENTS IN SECURITIES–104.17% (Cost $390,264,601)		426,519,047
OTHER ASSETS LESS LIABILITIES—(4.17)%		(17,058,084)
NET ASSETS–100.00%		$409,460,963
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,208,900	$24,052,603	$(26,420,971)	$-	$-	$840,532	$31,043
Invesco Liquid Assets Portfolio, Institutional Class	3,911,378	17,180,430	(18,872,120)	662	(562)	2,219,788	39,763
Invesco Treasury Portfolio, Institutional Class	3,667,314	27,488,689	(30,195,394)	-	-	960,609	42,415
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,831,276	75,234,526	(73,039,712)	-	-	5,026,090	39,250*
Invesco Private Prime Fund	6,606,311	150,083,309	(143,412,359)	(318)	(3,130)	13,273,813	109,979*
Total	$20,225,179	$294,039,557	$(291,940,556)	$344	$(3,692)	$22,320,832	$262,450

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$386,388,161	$17,810,054	$—	$404,198,215
Money Market Funds	4,020,929	18,299,903	—	22,320,832
Total Investments	$390,409,090	$36,109,957	$—	$426,519,047
Invesco V.I. Diversified Dividend Fund